Supplement to the Prospectus dated May 3, 1999

Information in this prospectus on Bartlett Europe Fund and Bartlett Financial Services Fund is no longer current. Effective October 5, 1999, Bartlett Europe Fund became Legg Mason Europe Fund, and Bartlett Financial Services Fund became Legg Mason Financial Services Fund. Please contact LMWW for a prospectus concerning those funds.

This Supplement is dated October 5, 1999.




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Supplement to the Statement of Additional Information dated May 1, 1999

Information in this statement of additional information on Bartlett Europe Fund and Bartlett Financial Services Fund is no longer current. Effective October 5, 1999, Bartlett Europe Fund became Legg Mason Europe Fund, and Bartlett Financial Services Fund became Legg Mason Financial Services Fund. Please contact LMWW for a statement of additional information concerning those funds.

This Supplement is dated October 5, 1999.